DLA Piper US LLP 2000 University Avenue East Palo Alto, California 94303-2215 O 650.833.2036 F 650.833.2001 W www.dlapiper.com

November 1, 2006	OUR FILE NO. 355856-6

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Super Micro Computer, Inc. Registration Statement on Form S-1

Dear Sir or Madam:

On behalf of our client Super Micro Computer, Inc., a Delaware corporation (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-1 (the “Registration Statement”) relating to the sale by the Company of up to $150,000,000 of the Company’s common stock, par value $0.001 per share, together with the exhibits as listed in the Registration Statement. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Please note that the Company has previously transmitted via wire transfer $18,458, which is greater than the filing fee of $16,050, to the account of the Securities and Exchange Commission at Mellon Bank.

Please direct any questions or comments regarding this filing to the undersigned at (650) 833-2036.

Very truly yours,

DLA Piper US LLP

/s/ Peter M. Astiz

Peter M. Astiz

peter.astiz@dlapiper.com

Enclosure

cc:	Howard Hideshima, Esq., Super Micro Computer, Inc. (w/o enclosure)

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